Investments (Mortgage Loans and Valuation Allowance by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	$ 4	$ 4
Recorded Investment	3	3
Valuation Allowances	0	0
Unpaid Principal Balance	1	0
Recorded Investment	1	0
Recorded Investment	9,190	7,265
Valuation Allowances	40	36
Carrying Value	4	3
Average Recorded Investment	3	3
Commercial
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Valuation Allowances	0	0
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Recorded Investment	6,497	5,452
Valuation Allowances	32	28
Carrying Value	0	0
Average Recorded Investment	0	0	$ 43
Agricultural
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	4	4
Recorded Investment	3	3
Valuation Allowances	0	0
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Recorded Investment	1,827	1,478
Valuation Allowances	5	5
Carrying Value	3	3
Average Recorded Investment	3	3	3
Residential
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Valuation Allowances	0	0
Unpaid Principal Balance	1	0
Recorded Investment	1	0
Recorded Investment	866	335
Valuation Allowances	3	3
Carrying Value	1	0
Average Recorded Investment	$ 0	$ 0	$ 0